Nature of Business (Tables)	12 Months Ended
Dec. 31, 2020
Nature Of Business
Subsidiaries
Corporation	Incorporation	Percentage ownership	Functional currency	Business purpose
Patagonia Gold S.A. (“PGSA”)	Argentina	95.3	US$	Production and Exploration Stage
Minera Minamalu S.A.	Argentina	100	US$	Exploration Stage
Huemules S.A.	Argentina	100	US$	Exploration Stage
Leleque Exploración S.A.	Argentina	100	US$	Exploration Stage
Patagonia Gold Limited (formerly Patagonia Gold PLC)	UK	100	GBP$	Holding
Minera Aquiline S.A.U.	Argentina	100	US$	Exploration Stage
Patagonia Gold Canada Inc.	Canada	100	CAD$	Holding
Patagonia Gold Chile S.C.M.	Chile	100	CH$	Exploration Stage
Ganadera Patagonia S.R.L.	Argentina	100	US$	Land Holding
1272680 B.C. Ltd (formerly 1494716 Alberta Ltd.)	Canada	100	CAD$	Nominee Shareholder